Taxes - Summary of Reconciliation of Effective and Applicable Income Tax Expenses (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Reconciliation Of Effective And Applicable Income Tax Expenses [Line Items]
Profit before tax	$ 2,310	$ 2,828
PRRT expense	192	778
Income tax expense	146	284
Income Tax [Member]
Disclosure Of Reconciliation Of Effective And Applicable Income Tax Expenses [Line Items]
Reduction in deferred tax liability due to held for sale basis	(91)	0
Profit before tax	2,310	2,828
PRRT expense	(192)	(778)
Profit before income tax	2,118	2,050
Income tax expense calculated at 30%	635	615
Effect of tax rate differentials	(15)	30
Effect of deferred tax assets not recognised	35	67
Effect of tax benefits previously unrecognised	(366)	(340)
Foreign exchange impact on tax benefit	(11)	(83)
Adjustment to prior years	(52)	(16)
Other	11	11
Income tax expense	$ 146	$ 284